Earnings Per Common Share - Antidilutive Securites (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	91	126	163
Series T Preferred Stock | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	700		700
Series L Preferred Stock | Convertible Preferred Stock Subject to Mandatory Redemption
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	62	62	62
Common Stock | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	122	272	272